UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

EPH China Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2009
(Unaudited)

Number		Value
of Shares
	Common Stocks – 86.7%
	Consumer Discretionary – 14.1%
282,000	Cafe de Coral Holdings Ltd.	$617,118
250,000	China Dongxiang Group Co.	166,276
138,000	China Resources Enterprise	400,030
318,000	Dah Chong Hong Holdings Ltd.	133,124
1,700,000	Geely Automobile Holdings Ltd.	461,695
142,000	Ports Design Ltd.	354,071
300,000	Skyworth Digital Holdings Ltd.	138,847
126,000	Texwinca Holdings Ltd.	99,505
769,000	Tianneng Power International Ltd.	395,898
127,000	Xinyi Glass Holdings Co Ltd.	88,917
485,000	XTEP International Holdings	233,819
		3,089,300

	Consumer Staples – 15.0%
524,000	China Agri-Industries Holdings Ltd.	488,176
30,000	China-Biotics, Inc.*	480,000
120,000	China Fishery Group Ltd.	122,832
264,000	China Green Holdings Ltd.	223,639
206,000	China Yurun Food Group Ltd.	443,471
186,000	Coslight Technology International Group Ltd.	224,646
70,000	Hengan International Group Co., Ltd.	422,539
152,000	Lianhua Supermarket Holdings Co., Ltd.	337,993
250,000	Vitasoy International Holdings Ltd.	150,525
26,000	Zhongpin, Inc.*	382,720
		3,276,541

	Energy – 6.8%
408,000	China Oilfield Services Ltd.	377,927
124,000	China Shenhua Energy Co., Ltd.	537,465
428,000	CNOOC Ltd.	577,023
		1,492,415

	Financials – 11.9%
900,000	Bank of China Ltd.	472,131
50,000	Bank of East Asia Ltd.	179,777
640,000	China Construction Bank Corp.	509,082
139,000	China Life Insurance Co., Ltd.	606,407
148,000	Dah Sing Banking Group Ltd.	190,220
486,000	Renhe Commercial Holdings Co., Ltd.	97,820
190,000	Soho China Ltd.	101,413
38,000	Swire Pacific Ltd.	445,890
		2,602,740

	Industrials – 13.6%
122,000	Beijing Enterprises Holdings Ltd.	645,097
306,000	China High Speed Transmission Equipment Group Co., Ltd.	625,116
100,000	Guangzhou Shipyard International Co., Ltd.	184,103
423,000	Hopewell Highway Infrastructure Ltd.	259,633

EPH China Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2009
(Unaudited)

Number	Value
of Shares
	Industrials (continued)
250,000	NWS Holdings Ltd.	$482,307
280,000	Pacific Basin Shipping Ltd.	183,477
430,000	Zhejiang Expressway Co., Ltd.	375,707
124,000	Zhuzhou CSR Times Electric Co., Ltd.	215,165
		2,970,605

	Information Technology – 4.9%
258,000	Comba Telecom Systems Holdings Ltd.	261,817
1,500,000	Inspur International Ltd.	196,818
165,000	Kingboard Chemical Holdings Ltd.	624,315
		1,082,950

	Materials – 14.4%
255,000	Asia Cement China Holdings Corp.	160,573
620,000	China BlueChemical Ltd.	335,094
594,000	China Molybdenum Co., Ltd.	473,197
1,370,000	Fufeng Group Ltd.	505,907
260,000	Fushan International Energy Group Ltd.	173,931
240,000	Jiangxi Copper Co., Ltd.	532,936
699,000	Xinjiang Xinxin Mining Industry Co., Ltd.	357,308
324,000	Yip's Chemical Holdings Ltd.	189,854
438,000	Zijin Mining Group Co., Ltd.	427,711
		3,156,511

	Telecommunication Services– 1.9%
42,000	China Mobile Ltd.	411,358

	Utilities – 4.1%
642,000	Guangdong Investment Ltd.	315,373
580,000	Huadian Power International Co.*	186,280
200,000	Xinao Gas Holdings Ltd.	396,810
		898,463

	Total Common Stocks
	(Cost $19,013,460)	18,980,883
		Value
Principal
	Short-Term Investments – 23.5%
$5,136,163	UMB Money Market Fiduciary, 0.05%†	5,136,163

	Total Short-Term Investments
	(Cost $5,136,163)	5,136,163

	Total Investments – 110.2%
	(Cost $24,149,623)	24,117,046
	Liabilities less other assets – (10.2)%	(2,231,267)
	Total Net Assets – 100.0%	$21,885,779

* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

Note 1 – Organization:
The EPH China Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long term capital appreciation. The Fund commenced investment operations on July 31, 2009.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the New York Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At September 30, 2009, the Fund had the following forward contracts outstanding:

	Contract to Buy				Current	Unrealized
Settlement Date	Receive		Deliver		Value	Loss

October 2, 2009	15,648,144	HKD	2,019,115	USD	2,019,102	($13)

	Net unrealized loss on forward contracts					($13)

(d) Recently Issued Accounting Standards
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  Management currently does not expect the adoption of SFAS 161 to have a material impact on the Fund’s financial statements and related disclosure.

Note 3 – Federal Income Tax Information
At September 30, 2009, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$ 24,149,623

Unrealized appreciation	$ 557,187
Unrealized depreciation	(589,763)
Net unrealized depreciation on investments and foreign currency translations	$ (32,576)

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):
In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”).  FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock.

EPH China Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Asset Table		Level 1 (Quoted Price)	Level 2 Other (Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary		$-	$3,089,300	$-	$3,089,300
Consumer Staples		862,720	2,413,821		3,276,541
Energy			1,492,415		1,492,415
Financials			2,602,740		2,602,740
Industrials			2,970,605		2,970,605
Information Technology			1,082,950		1,082,950
Materials			3,156,511		3,156,511
Telecommunications Services			411,358		411,358
Utilities			898,463		898,463
Short-Term Investments		5,136,163			5,136,163
Total Investments, at Value		5,998,883	18,118,163		24,117,046
Other Financial Instruments*	Contracts to Buy	2,019,102			2,019,102
Total Assets		$8,017,985	$18,118,163		$26,136,148

*Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	November 23, 2009

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	November 23, 2009

* Print the name and title of each signing officer under his or her signature.